PROPERTY, PLANT AND EQUIPMENT - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 20,422,734	R$ 18,741,786
Balance, end of the year	R$ 22,880,530	R$ 20,422,734	R$ 18,741,786
Average rate of capitalized interest	13.10%	3.70%	3.30%
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 55,180,381	R$ 52,909,932	R$ 49,095,210
Additions	5,683,497	4,291,873	3,026,023
Assets retirement obligation	21,310
Capitalized interest	54,374	28,431	32,876
Disposals	(405,516)	(730,387)	(535,086)
Loss of control of subsidiary (note 3.4)			(598,232)
Foreign exchange effect	(2,274,615)	(1,319,468)	1,889,141
Balance, end of the year	58,259,431	55,180,381	52,909,932
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(34,757,647)	(34,168,146)	(31,842,295)
Depreciation	(2,450,197)	(2,274,687)	(2,057,411)
Disposals	347,004	686,579	481,264
Loss of control of subsidiary (note 3.4)			422,602
Foreign exchange effect	1,481,939	998,607	(1,172,306)
Balance, end of the year	(35,378,901)	(34,757,647)	(34,168,146)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	4,713,793	4,680,220
Balance, end of the year	4,804,154	4,713,793	4,680,220
Land and buildings | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	10,430,215	10,220,614	9,939,856
Additions	93,945	40,825	20,661
Assets retirement obligation	21,310
Transfers	708,827	589,875	224,789
Disposals	(33,995)	(114,159)	(41,475)
Loss of control of subsidiary (note 3.4)			(168,222)
Foreign exchange effect	(346,911)	(306,940)	245,005
Balance, end of the year	10,873,391	10,430,215	10,220,614
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(5,716,422)	(5,540,394)	(5,144,539)
Depreciation	(542,419)	(440,471)	(383,122)
Transfers	30	(85)	6,693
Disposals	17,558	101,457	23,046
Loss of control of subsidiary (note 3.4)			84,286
Foreign exchange effect	172,016	163,071	(126,758)
Balance, end of the year	(6,069,237)	(5,716,422)	(5,540,394)
Machines, equipment, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	10,918,998	9,554,394
Balance, end of the year	11,096,111	10,918,998	9,554,394
Machines, equipment, and installations | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	38,638,694	36,863,451	34,900,469
Additions	211,267	305,997	159,387
Transfers	2,335,980	2,821,673	1,125,706
Disposals	(344,697)	(532,931)	(383,593)
Loss of control of subsidiary (note 3.4)			(414,955)
Foreign exchange effect	(1,761,512)	(819,496)	1,476,437
Balance, end of the year	39,079,732	38,638,694	36,863,451
Machines, equipment, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(27,719,696)	(27,309,057)	(25,534,221)
Depreciation	(1,773,479)	(1,709,643)	(1,468,513)
Transfers	(143)	85	(1,201)
Disposals	307,113	509,174	369,173
Loss of control of subsidiary (note 3.4)			332,312
Foreign exchange effect	1,202,584	789,745	(1,006,607)
Balance, end of the year	(27,983,621)	(27,719,696)	(27,309,057)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	103,864	97,012
Balance, end of the year	157,850	103,864	97,012
Data electronic equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,022,633	1,020,016	922,143
Additions	15,337	25,692	21,595
Transfers	96,450	23,189	48,827
Disposals	(5,598)	(10,787)	(2,982)
Loss of control of subsidiary (note 3.4)			(2,545)
Foreign exchange effect	(41,713)	(35,477)	32,978
Balance, end of the year	1,087,109	1,022,633	1,020,016
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(918,769)	(923,004)	(857,675)
Depreciation	(62,072)	(41,423)	(41,973)
Transfers	113
Disposals	5,597	10,720	2,981
Loss of control of subsidiary (note 3.4)			2,542
Foreign exchange effect	45,872	34,938	(28,879)
Balance, end of the year	(929,259)	(918,769)	(923,004)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	3,714,681	3,620,929
Balance, end of the year	5,516,550	3,714,681	3,620,929
Property, plant and equipment under construction | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	3,714,681	3,620,929	2,254,205
Additions	5,097,397	3,688,558	2,649,417
Capitalized interest	54,374	28,431	32,876
Transfers	(3,238,470)	(3,477,100)	(1,405,597)
Disposals	(2,739)	(2,685)	(19,462)
Loss of control of subsidiary (note 3.4)			(7,143)
Foreign exchange effect	(108,693)	(143,452)	116,633
Balance, end of the year	5,516,550	3,714,681	3,620,929
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	971,398	789,231
Balance, end of the year	1,305,865	971,398	789,231
Other | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,374,158	1,184,922	1,078,537
Additions	265,551	230,801	174,963
Transfers	97,213	42,363	6,275
Disposals	(18,487)	(69,825)	(87,574)
Loss of control of subsidiary (note 3.4)			(5,367)
Foreign exchange effect	(15,786)	(14,103)	18,088
Balance, end of the year	1,702,649	1,374,158	1,184,922
Other | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(402,760)	(395,691)	(305,860)
Depreciation	(72,227)	(83,150)	(163,803)
Transfers			(5,492)
Disposals	16,736	65,228	86,064
Loss of control of subsidiary (note 3.4)			3,462
Foreign exchange effect	61,467	10,853	(10,062)
Balance, end of the year	R$ (396,784)	R$ (402,760)	R$ (395,691)